Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	false
Entity Registrant Name	Monte Rosa Therapeutics, Inc.
Entity Central Index Key	0001826457